ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2011
ASSET RETIREMENT OBLIGATIONS
Estimated present value of the group's asset retirement obligations and change in liabilities

	2011	2010
Balance, beginning of the year	$78,039	$88,683
Liabilities incurred in the current period	9,009	4,066
Accretion expense	6,236	9,776
Revisions in estimated cash flows	(19,242)	(23,813)
Currency translation adjustment	(4,325)	(673)

Balance, end of the year	$69,717	$78,039